Taxation - Additional Information (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 23, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Effective tax rate	0.00%	16.00%	5.40%		0.00%
Tax benefit, CARES Act					$ 2
Deferred tax assets, net operating loss carry forwards		$ 296	$ 1,097	$ 296
Deferred tax assets not subject to expiration		235	675	235
Deferred tax assets subject to expiration		61	422	61
Deferred tax liabilities, intangibles		1	0	1
Valuation allowance		413	1,317	413
Gross unrecognized tax benefits excluding interest and penalties		82	150	82	$ 83	$ 84	$ 82
Interest and penalties		21	38	21
Interest and penalties expense (benefit)			6	2
Unrecognized tax benefits that would have a favorable impact on effective tax rate			170
Net operating loss carryforward
Related Party Transaction [Line Items]
Valuation allowance		$ 285	1,051	$ 285
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			161
Nigerian Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			171
Mexican Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			$ 110